UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21137
Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
September 30, 2008

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 91.6% (55.5% of Total Investments)

	Capital Markets – 5.9%

36,993	BNY Capital Trust V, Series F	5.950%	A	$672,533
1,323,200	Deutsche Bank Capital Funding Trust II	6.550%	A	19,186,400
190,505	Deutsche Bank Contingent Capital Trust III	7.600%	A	3,446,235
28,600	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	421,850
18,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A1	256,122
21,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	294,680
23,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	332,920
71,000	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	AA-	1,069,260
146,778	Merrill Lynch Preferred Capital Trust III	7.000%	A3	2,128,281
132,800	Merrill Lynch Preferred Capital Trust IV	7.120%	A3	1,924,272
233,200	Merrill Lynch Preferred Capital Trust V	7.280%	A3	3,428,040
396,197	Morgan Stanley Capital Trust III	6.250%	A2	4,548,342
153,159	Morgan Stanley Capital Trust IV	6.250%	A2	1,729,165
15,679	Morgan Stanley Capital Trust V	5.750%	A2	169,176
428,998	Morgan Stanley Capital Trust VI	6.600%	A2	5,062,176
84,797	Morgan Stanley Capital Trust VII	6.600%	A2	1,004,844

	Total Capital Markets			45,674,296

	Commercial Banks – 13.8%

7,400	ABN AMRO Capital Fund Trust V	5.900%	A	66,304
163,860	ASBC Capital I	7.625%	A3	2,947,841
12,900	BAC Capital Trust IV	5.875%	Aa3	219,558
18,000	BAC Capital Trust V	6.000%	A	324,000
212,505	Banco Santander Finance	6.800%	Aa3	3,612,585
88,179	Banco Santander Finance	6.500%	A+	1,457,599
731,000	Banesto Holdings, Series A, 144A	10.500%	A1	18,914,625
100,000	Bank of America Corporation	6.625%	A	1,900,000
182,106	Bank One Capital Trust VI	7.200%	Aa3	3,687,647
120,529	Barclays Bank PLC	8.125%	Aa3	2,061,046
96,167	Barclays Bank PLC	7.750%	Aa3	1,510,784
176,105	Capital One Capital II Corporation	7.500%	Baa1	2,069,234
191,705	Citizens Funding Trust I	7.500%	Baa1	1,437,788
225,500	Cobank Agricultural Credit Bank	7.000%	N/R	10,748,683
82,000	Cobank Agricultural Credit Bank	0.000%	A	4,130,693
9,000	Credit Suisse	7.900%	A	183,600
9,600	Fleet Capital Trust IX	6.000%	Aa3	159,648
177,265	HSBC Finance Corporation	6.875%	AA-	3,550,618
23,521	HSBC Finance Corporation	6.000%	AA-	432,786
81,694	M&T Capital Trust IV	8.500%	A3	1,748,252
77,568	National Bank of Greece SA	9.000%	AAA-	1,551,360
1,006,464	National City Capital Trust II	6.625%	Baa1	5,938,138
2,900	National Westminster Bank PLC	7.760%	Aa3	29,290
289,600	PFCI Capital Corporation	7.750%	A-	3,918,664
10,800	PNC Capital Trust	6.125%	A2	199,260
628,733	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	6,067,273
29,443	Royal Bank of Scotland Group PLC, Series P	6.250%	A1	250,560
85,400	Royal Bank of Scotland Group PLC	6.600%	Aa3	738,710
222,300	SunTrust Capital Trust IX	7.875%	A-	3,908,034
17,700	USB Capital Trust VI	5.750%	Aa3	327,273
412,150	USB Capital Trust XI	6.600%	A+	8,160,570
100,699	Wells Fargo Capital Trust V	7.000%	Aa2	2,215,378
37,981	Wells Fargo Capital Trust VII	5.850%	AA-	689,355
571,400	Zions Capital Trust B	8.000%	Baa1	11,285,150

	Total Commercial Banks			106,442,306

	Computers & Peripherals – 0.0%

6,000	IBM Corporation, Class A (CORTS)	5.625%	A+	132,000

	Consumer Finance – 0.1%

29,200	HSBC Finance Corporation	6.360%	A	454,060

	Diversified Financial Services – 11.4%

3,850	American International Group, CORTS	6.125%	A3	15,400
235,460	BAC Capital Trust XII	6.875%	A	4,520,832
527,425	Citigroup Capital Trust VIII	6.950%	A1	8,829,095
96,390	Citigroup Capital Trust IX	6.000%	A1	1,337,893
9,347	Citigroup Capital X	6.100%	A1	125,717
784,888	Citigroup Capital XV	6.500%	A1	10,988,432
43,400	Citigroup Capital XVII	6.350%	A1	590,240
30,100	Citigroup Capital XIX	7.250%	A1	519,225
54,900	Citigroup Capital XX	7.875%	A1	1,001,925
176,600	Citigroup Inc., Series M	8.125%	A	2,913,900
1,042,900	Deutsche Bank Capital Funding Trust VIII	6.375%	Aa3	15,330,630
60,812	General Electric Capital Corporation	6.450%	AAA	1,323,269
1,465,600	ING Groep N.V.	7.200%	A1	20,152,000
1,422,255	ING Groep N.V.	7.050%	A	18,716,876
61,400	Merrill Lynch Capital Trust I	6.450%	A+	853,460
60,800	Royal Bank of Scotland Group PLC, Series R	6.125%	A1	510,720
25,700	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	A1	226,160

	Total Diversified Financial Services			87,955,774

	Diversified Telecommunication Services – 0.4%

64,921	AT&T Inc.	6.375%	A	1,506,167
17,500	BellSouth Capital Funding (CORTS)	7.120%	A	412,344
43,200	BellSouth Corporation (CORTS)	7.000%	A	961,200
28,800	Verizon Communications (CORTS)	7.625%	A	633,600

	Total Diversified Telecommunication Services			3,513,311

	Electric Utilities – 9.1%

27,300	DTE Energy Trust I	7.800%	Baa3	625,170
56,150	Entergy Louisiana LLC	7.600%	A-	1,276,851
1,292,211	Entergy Mississippi Inc.	7.250%	A-	30,754,622
1,400	Entergy Mississippi Inc.	6.000%	AAA	28,280
97,767	FPL Group Capital Inc.	6.600%	BBB+	2,047,241
10,300	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	176,233
27,400	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	504,434
322,200	PPL Capital Funding, Inc.	6.850%	Baa2	6,785,532
356,600	PPL Energy Supply LLC	7.000%	BBB	8,201,800
840,382	Xcel Energy Inc.	7.600%	BBB-	19,664,939

	Total Electric Utilities			70,065,102

	Food Products – 0.4%

56,900	Dairy Farmers of America Inc., 144A	7.875%	BBB-	3,029,925

	Insurance – 17.6%

54,914	Aegon N.V.	6.875%	A-	482,694
2,374,049	Aegon N.V.	6.375%	A-	20,250,638
3,000	AIG Capital Securities, Series 2002-11 (SATURNS)	6.000%	A3	12,660
67,190	AMBAC Financial Group Inc.	5.950%	A	335,950
15,200	Arch Capital Group Limited, Series B	7.875%	BBB-	280,440
989,983	Arch Capital Group Limited	8.000%	BBB-	20,096,655
720,946	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	12,400,271
660,207	Delphi Financial Group, Inc.	8.000%	BBB+	10,543,506
426,900	Delphi Financial Group, Inc.	7.376%	BBB-	6,147,360
311,500	EverestRe Capital Trust II	6.200%	Baa1	4,438,875
60,600	Financial Security Assurance Holdings	6.875%	AA	424,200
713,650	Financial Security Assurance Holdings	6.250%	AA-	3,725,253
54,100	Lincoln National Capital VI, Series F	6.750%	A-	860,190
7,900	Lincoln National Corporation	6.750%	A-	118,500
520,100	Markel Corporation	7.500%	BBB	10,818,080
662,136	PartnerRe Limited, Series C	6.750%	BBB+	10,759,710
7,200	PartnerRe Limited, Series D	6.500%	BBB+	121,536
114,600	PLC Capital Trust III	7.500%	BBB+	1,501,260
465,240	PLC Capital Trust IV	7.250%	BBB+	6,327,264
25,800	PLC Capital Trust V	6.125%	BBB+	309,600
104,000	Protective Life Corporation	7.250%	BBB	1,445,600
550,600	Prudential Financial Inc.	9.000%	A-	12,471,090
385,900	Prudential PLC	6.750%	A-	4,071,245
11,225	Prudential PLC	6.500%	A-	121,230
158,000	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	2,409,500
20,500	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	255,225
354,400	RenaissanceRe Holdings Limited	6.600%	BBB	5,145,888

	Total Insurance			135,874,420

	IT Services – 0.0%

17,300	Vertex Industries Inc. (PPLUS)	7.625%	A	380,600

	Media – 7.9%

163,700	CBS Corporation	7.250%	BBB	2,766,530
870,321	CBS Corporation	6.750%	BBB	13,916,433
1,338,214	Comcast Corporation	7.000%	BBB+	25,680,327
15,700	Comcast Corporation	6.625%	Baa2	277,890
1,010,340	Viacom Inc.	6.850%	BBB	18,085,086
800	Walt Disney Company (CORTS)	6.875%	A	18,400

	Total Media			60,744,666

	Oil, Gas & Consumable Fuels – 2.4%

893,059	Nexen Inc.	7.350%	Baa3	18,129,098

	Pharmaceuticals – 0.0%

7,600	Bristol-Myers Squibb Company (CORTS)	6.250%	A+	165,300
7,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	172,500

	Total Pharmaceuticals			337,800

	Real Estate/Mortgage – 19.2%

100,805	BRE Properties, Series C	6.750%	BBB-	1,821,546
32,635	BRE Properties, Series D	6.750%	BBB-	581,556
639,813	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	10,499,331
191,323	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	2,690,001
58,667	Developers Diversified Realty Corporation	7.500%	BBB-	837,178
231,300	Duke Realty Corporation, Series K	6.500%	BBB	3,238,200
302,600	Duke Realty Corporation, Series L	6.600%	BBB	4,672,144
2,200	Duke Realty Corporation, Series N	7.250%	BBB-	32,516
40,901	Duke Realty Corporation, Series O	8.375%	BBB-	756,259
5,600	Duke-Weeks Realty Corporation	6.625%	Baa2	78,568
77,931	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	1,285,862
1,065,965	HRPT Properties Trust, Series B	8.750%	BBB-	18,228,002
75,880	HRPT Properties Trust, Series C	7.125%	BBB-	1,233,050
163,100	Kimco Realty Corporation, Series F	6.650%	BBB+	3,098,900
833,716	Kimco Realty Corporation, Series G	7.750%	BBB+	17,016,144
89,050	Prologis Trust, Series G	6.750%	BBB-	1,522,755
111,000	PS Business Parks, Inc., Series I	6.875%	BBB-	1,731,600
104,300	PS Business Parks, Inc., Series K	7.950%	Baa3	2,200,730
9,300	PS Business Parks, Inc., Series O	7.375%	Baa3	156,147
782,929	PS Business Parks, Inc.	7.000%	BB+	13,607,306
234,600	Public Storage, Inc., Series C	6.600%	BBB	3,950,664
41,400	Public Storage, Inc., Series E	6.750%	BBB+	701,730
78,066	Public Storage, Inc., Series F	6.450%	BBB	1,244,372
20,130	Public Storage, Inc., Series H	6.950%	BBB+	354,086
144,400	Public Storage, Inc., Series V	7.500%	BBB	2,812,912
8,971	Public Storage, Inc., Series X	6.450%	BBB	143,626
67,600	Public Storage, Inc., Series Y	6.850%	BBB+	1,480,866
34,085	Public Storage, Inc.	6.750%	Baa1	588,989
159,400	Realty Income Corporation	7.375%	BBB-	3,376,092
474,158	Realty Income Corporation	6.750%	Baa2	8,890,463
199,845	Regency Centers Corporation	7.450%	BBB	3,703,128
224,936	Regency Centers Corporation	7.250%	BBB-	4,107,331
2,293,200	Wachovia Preferred Funding Corporation	7.250%	A2	21,303,828
413,568	Weingarten Realty Investors Series F	6.500%	Baa2	7,444,224
158,600	Weingarten Realty Trust, Series E	6.950%	A-	2,949,960

	Total Real Estate/Mortgage			148,340,066

	Thrifts & Mortgage Finance – 1.2%

372,573	Countrywide Capital Trust IV	6.750%	Aa3	3,315,900
644,767	Countrywide Capital Trust V	7.000%	A+	5,125,898
26,390	Harris Preferred Capital Corporation, Series A	7.375%	A1	442,295

	Total Thrifts & Mortgage Finance			8,884,093

	Wireless Telecommunication Services – 2.2%

937,440	United States Cellular Corporation	8.750%	Baa2	16,780,175

	Total $25 Par (or similar) Preferred Securities (cost $1,111,498,509)			706,737,692

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.6% (0.3% of Total Investments)

	Commercial Banks – 0.6%

$4,400	Swedbank ForeningsSparbanken AB, 144A	7.500%	9/27/49	Aa3	$4,676,047

$4,400	Total Corporate Bonds (cost $4,839,061)				4,676,047

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Capital Preferred Securities – 68.0% (41.2% of Total Investments)

		Capital Markets – 6.4%

21,190		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A2	$16,314,075
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A2	10,689,760
4,300		JPM Chase Capital XXV	6.800%	10/01/37	Aa3	3,304,937
3,600		MUFG Capital Finance	4.850%	7/25/56	BBB+	3,334,493
3,000		Schwab Capital Trust I	7.500%	11/15/37	A3	2,483,295
13,850		UBS Preferred Funding Trust I	8.622%	10/29/49	A1	13,392,673

		Total Capital Markets				49,519,233

		Commercial Banks – 37.9%

10,000		AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	9,988,450
36,650		Abbey National Capital Trust I	8.963%	6/30/50	A+	39,329,042
29,000		AgFirst Farm Credit Bank	8.393%	12/15/16	A	17,376,510
7,100		AgFirst Farm Credit Bank	7.300%	12/15/53	A	5,783,454
6,500		Bank One Capital III	8.750%	9/01/30	Aa3	6,068,237
4,300		BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	3,727,102
4,500		BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	4,180,338
36,000		Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	33,071,760
1,000		Barclays Bank PLC	7.434%	12/15/57	Aa3	815,579
3,600		BBVA International Unipersonal	5.919%	4/18/58	Aa3	2,717,708
6,250		Credit Agricole S.A.	6.637%	5/29/49	Aa3	4,220,394
1,500		First Empire Capital Trust I	8.234%	2/01/27	A3	1,400,883
1,500		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,196,241
18,200		HBOS PLC, Series 144A	6.413%	4/01/49	A1	10,287,987
2,000		HBOS PLC, Series 144A	6.657%	11/21/57	A1	1,133,588
6,250		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	6,174,313
6,000		HT1 Funding, GmbH	6.352%	6/30/57	A-	5,041,795
25,000		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	24,990,500
8,000		KeyCorp Capital III	7.750%	7/15/29	A3	5,778,208
2,690		Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	1,811,121
10,000		Mizuho Financial Group	8.375%	4/27/49	Aa3	8,600,150
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	6,817,480
10,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	6,078,250
11,400		PNC Preferred Funding Trust III	8.700%	3/15/58	A-	10,181,294
2,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,090,636
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	6,690,560
12,000		Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	11,640,000
22,700		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	11,647,937
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	A2	4,988,155
6,900		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB+	5,819,322
13,600		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A1	13,337,792
9,000		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A1	8,629,290
1,500		Union Bank of Norway	7.068%	11/19/49	A	1,970,639
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A3	9,660,000

		Total Commercial Banks				292,244,715

		Diversified Financial Services – 2.0%

6,800		Fulton Capital Trust I	6.290%	2/01/36	A3	3,293,818
19,300		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	11,773,000

		Total Diversified Financial Services				15,066,818

		Diversified Telecommunication Services – 3.9%

30		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	30,344,531

		Insurance – 14.4%

6,850		Ace Capital Trust II	9.700%	4/01/30	Baa1	6,373,274
28,000		American General Institutional Capital, 144A	8.125%	3/15/46	A3	5,174,372
8,900		AXA SA, 144A	6.463%	12/14/49	BBB+	5,090,880
10,700		AXA-UAP	8.600%	12/15/30	A-	10,416,300
6,600		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	5,317,257
1,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	AAA	853,067
1,000		Liberty Mutual Group	7.800%	3/15/37	Baa3	605,161
8,000		MetLife Capital Trust IV	7.875%	12/15/67	BBB+	5,494,432
4,000		MetLife Capital Trust X	9.250%	4/08/68	BBB+	3,806,000
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	755,467
6,400		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa1	3,468,205
12,300		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	9,371,665
15,600		Progressive Corporation	6.700%	6/15/67	A2	12,729,974
7,000		Prudential Financial Inc.	8.875%	6/15/68	A-	6,598,697
2,850		Prudential PLC	6.500%	6/29/49	A-	1,227,538
18,100		QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB	14,472,543
28,900		XL Capital, Limited	6.500%	10/15/57	BBB	17,074,871
3,800		ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	2,549,728

		Total Insurance				111,379,431

		Real Estate – 0.6%

15,000		CBG Florida REIT Corporation	7.114%	11/15/49	BB+	4,082,400

		Road & Rail – 1.5%

14,400		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	11,819,867

		Thrifts & Mortgage Finance – 1.3%

12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	Aa3	9,461,295
1,300		MM Community Funding Trust I Limited	9.480%	6/15/31	Baa2	260,000
21,347		Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	C	133,419
11,433		Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	C	71,456

		Total Thrifts & Mortgage Finance				9,926,170

		Total Capital Preferred Securities (cost $777,584,641)				524,383,165

Shares	Description (1)	Value

	Investment Companies – 4.0% (2.4% of Total Investments)

239,589	Blackrock Preferred and Corporate Income Strategies Fund	$1,998,173
1,027,007	Blackrock Preferred Income Strategies Fund	8,565,238
265,596	Blackrock Preferred Opportunity Trust	2,536,442
1,164,774	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	8,863,930
173,089	Flaherty and Crumrine/Claymore Total Return Fund Inc.	1,334,516
759,424	John Hancock Preferred Income Fund III	7,761,313

	Total Investment Companies (cost $72,919,633)	31,059,612

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 0.8% (0.5% of Total Investments)

$6,000	U.S. Treasury Notes, (4)	3.125%	11/30/09	AAA	$6,088,128

$6,000	Total U.S. Government and Agency Obligations (cost $6,075,878)				6,088,128

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 0.1% (0.1% of Total Investments)

$653	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $653,053, collateralized by $485,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $667,481	0.100%	10/01/08	$653,051

	Total Short-Term Investments (cost $653,051)			653,051

	Total Investments (cost $1,973,570,773) – 165.1%			1,273,597,695

	Borrowings Payable – (27.4)% (5)(6)			(211,500,000)

	Other Assets Less Liabilities – 3.8%			29,214,074

	FundPreferred Shares, at Liquidation Value – (41.5)%			(320,000,000)

	Net Assets Applicable to Common Shares – 100%			$771,311,769

Interest Rate Swaps outstanding at September 30, 2008:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$200,000,000	Receive	1-Month USD-LIBOR	3.910%	Monthly	11/06/09	$(1,525,671)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000)/Shares rounds to less than $1,000.

(4)	Portion of Investment has been pledged to collateralize the net payment obligations under interest rate swap contracts.

(5)	Borrowings and FundPreferred shares, at Liquidation Value as a percentage of Total Investment are 16.6% and 25.1%, respectively.

(6)	The Fund may pledge up to 100% of its eligible securities in the Portfolio of Investments as collateral for Borrowings.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.

Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$700,941,483	$572,656,212	$—	$1,273,597,695
Derivatives*	—	(1,525,671)	—	(1,525,671)

Total	$700,941,483	$571,130,541	$—	$1,272,072,024

* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $1,976,119,702.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$3,622,893
Depreciation	(706,144,900)

Net unrealized appreciation (depreciation) of investments	$(702,522,007)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.